PATENT, CONTINGENT NOTE PAYABLE AND CONTINGENT COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
PATENT, CONTINGENT NOTE PAYABLE AND CONTINGENT COMPENSATION
8.  PATENT, CONTINGENT NOTE PAYABLE AND CONTINGENT COMPENSATION

On September 10, 2009, ASRI purchased a patent for a needle destruction device known as the Disintegrator® (including trademarks for the Disintegrator®, Disintegrator Plus® and Disintegrator Pro®) and other assets from Safeguard Medical Technologies, LLC (“Safeguard” or the “Seller”), in exchange for 250,000,000 shares of the Company’s common stock (1,250,000 shares after consideration of the 200-to-1 reverse stock split) and assumption of a contingent note payable up to $1,200,000.  Accordingly, the Company recorded the patent at $2,652,272 equivalent to the trading value of common stock at the closing bid price on September 10, 2009, in the amount of $1,875,000 and the discounted amount of a $1,200,000 assumed contingent note payable in the amount of $777,272.  On December 31, 2010, the Company recorded a patent impairment charge of $1,749,664 to write-down the carrying value of the patent to $639,138, representing the present value of expected future cash flows over the remaining life of the patent.  For the six months ended June 30, 2011 and 2010, amortization expense amounted to $27,991 and $105,388, respectively.  As of June 30, 2011, the carrying value of the patent was $611,147.

The assumed $1.2 million, non-interest bearing, contingent note is payable to a party related to the Seller in two installments upon reaching certain targets.  The first installment of $600,000 is payable upon the Company reaching $6,000,000 in combined new capital and revenue from sales of the Disintegrator Plus® and certain other products introduced by the Seller within two (now three) years of September 10, 2009.  The second installment of $600,000 is payable upon the Company reaching an additional $4,000,000 of combined new capital and revenue within two years of the due date of the first installment.  At the Company’s option, the first and second installments may each be paid over 12 months after achievement of the respective combined capital and revenue targets.  As it is probable that the Company will reach the combined capital and revenue targets within four (now five) years, the $1.2 million note obligation has been recognized at a discount.  Subsequent changes to the Company’s estimate of the amount due on this contingent note payable will be recorded in the Company’s financial statements when known.  During the six months ended June 30, 2011 and 2010, the Company recognized $40,727 and $72,104 of interest expense related to amortization of this contingent note payable, respectively, raising the balance of the contingent note payable to $1,006,271 as of June 30, 2011.

Simultaneous with the patent acquisition, the Company agreed to hire an executive and majority owner of the Seller to assist with operations, sales and marketing, and entered into a ten year employment agreement with the executive (See Note 11 – Commitments and Contingencies), and retain the Seller for production, engineering and quality control services.  In consideration for entering into the employment agreement and other agreements with the Seller, the Company agreed to issue up to 250,000,000 warrants (1,250,000 warrants after consideration of the 200-to-1 reverse stock split) and pay up to $200,000 as a cash bonus, both contingent upon future sales of the Disintegrator® and certain other products, to the executive and majority owner of the Seller.  Management determined that the contingent warrants and contingent bonus payable qualified for treatment as contingent compensation for accounting purposes.  Subsequent changes to the Company’s estimate of the total amount of compensation due will be recorded in the Company’s financial statements when known.

As it is probable that the Company will reach $7.0 million in sales over the next three (now four) years, the Company currently anticipates the issuance of 100,000,000 warrants (500,000 warrants after consideration of the 200-to-1 reverse stock split), which were determined to have a fair value of $759,925 as of September 10, 2009.  In accordance with ASC No. 718-10, Compensation – Stock Compensation, the Company is recording monthly compensation expense for the fair value of the warrants payable.   For the six months ended June 30, 2011 and 2010, the Company recorded $80,478 and $126,654, respectively, as compensation expense with an offset to additional paid in capital.  Since inception, total charges to compensation expense for this contingent compensation have amounted to $411,187.  The Company will adjust the total amount of recorded compensation expense as recorded in the consolidated financial statements upon the occurrence of an event which would indicate a change to the level of the achievable sales.

As it is probable that the Company will reach $7.0 million in sales over three (now four) years, the Seller is entitled to a $100,000 cash bonus, which was deemed to have a present value of $64,066 on September 10, 2009.  The Company is accruing monthly compensation expense for the anticipated full amount of the bonus payable on a straight-line basis over the three (now four) year period that the services are to be performed.  During the six months ended June 30, 2011 and 2010, the Company recognized $10,590 and $16,667, respectively, as compensation expense related to this liability for contingent compensation, raising the balance to $54,109 as of June 30, 2011.

On March 9, 2011, the Company’s Board of Directors agreed to extend the deadlines for meeting the measurement dates for determining the triggers for the $1.2 million contingent note to Safeguard and the warrants and cash bonus payable to the executive, for one year.  The first installment on the $1.2 million contingent note of $600,000 is now payable upon the Company reaching $6,000,000 in combined new capital and revenue from sales of the Disintegrator Plus® and certain other products introduced by the Seller on or before September 10, 2012.  The measurement date for issuance of up to 250,000,000 warrants (1,250,000 warrants after consideration of the 200-to-1 reverse stock split) and payment of up to $200,000 as a cash bonus to the executive and majority owner of Safeguard, both contingent upon future sales of the Disintegrator® and certain other products, has now been extended to four years, or September 10, 2013.  These extensions are currently not expected to affect the total amount of the Company’s accrual for such note and compensation obligations.  Effective January 1, 2011, the Company extended the period over which the contingent note and compensation obligations are being amortized.

7.  PATENT, CONTINGENT NOTE PAYABLE AND CONTINGENT COMPENSATION

On September 10, 2009, ASRI purchased a patent for a needle destruction device known as the Disintegrator® (including trademarks for the Disintegrator®, Disintegrator Plus® and Disintegrator Pro®) and other assets from Safeguard Medical Technologies, LLC (“Safeguard” or the “Seller”) in exchange for 250,000,000 shares of the Company’s common stock and assumption of a contingent note payable up to $1,200,000.  The Company evaluated the acquisition to determine whether the purchase of the patent, trademarks and other assets constituted the acquisition of a business in accordance with ASC 805, Business Combinations and the definition of a business per rules promulgated by the SEC.  After application of the various criteria, management determined that this acquisition was in substance the purchase of an asset.  While the Company acquired certain spare part inventory on hand, rights to distribution, intellectual property (including the patent and trademarks) and other assets, management determined that only the patent for the Disintegrator® had value.  Accordingly, the Company recorded the patent at $2,652,272 equivalent to the trading value of the 250,000,000 shares of common stock at the closing bid price on September 10, 2009 in the amount of $1,875,000 and the discounted amount of a $1,200,000 assumed contingent note payable in the amount of $777,272.

At December 31, 2010, the Company determined that, due to capital constraints and other factors, cash flows from the Disintegrator® would not be realized and therefore the value of the patent was impaired.  On December 31, 2010, the Company recorded a patent impairment charge of $1,749,664 to write-down the carrying value of the patent to $639,138 representing the present value of expected future cash flows over the remaining life of the patent.  The Company continues to estimate that market demand for the Disintegrator® patent will exceed the patent life expiring in May 2022, and therefore will amortize the adjusted value of the patent over the remaining patent life.  Should the Company’s estimate of market demand change, the Company will adjust its patent amortization schedule accordingly. For the years ended December 31, 2010 and 2009, amortization expense amounted to $210,776 and $52,694, respectively.

The assumed $1.2 million, non-interest bearing, contingent note is payable to a party related to the Seller in two installments upon reaching certain targets.  The first installment of $600,000 is payable upon the Company reaching $6,000,000 in combined new capital and revenue from sales of the Disintegrator Plus® and certain other products introduced by the Seller within two years of September 10, 2009.  As discussed below, on March 9, 2011, the measurement date was extended by one year.  The second installment of $600,000 is payable upon the Company reaching an additional $4,000,000 of combined new capital and revenue within two years of the due date of the first installment.  At the Company’s option, the first and second installments may each be paid over 12 months after achievement of the respective combined capital and revenue targets.  As management believes it is probable that the Company will reach the combined capital and revenue targets within four years, the $1.2 million note obligation has been recognized at a discount.  The first installment of the note was discounted at 16% from the end of a two year period and the second installment was discounted at 16% from the end of a four year period, resulting in a present value of $777,272.  Subsequent changes to the Company’s estimate of the amount due on this contingent note payable will be recorded in the Company’s consolidated financial statements.  During the years ended December 31, 2010 and 2009, the Company recognized $144,207 and $44,064, respectively, of interest expense related to amortization of the discount for the contingent note payable.  At December 31, 2010, the net balance of the contingent note payable was $965,543.

Simultaneous with the patent acquisition, the Company agreed to hire an executive who was the majority owner of the Seller to assist with operations, sales and marketing, and entered into a ten year employment agreement with the executive (See Note 12  Commitments and Contingencies), and retain the Seller for production, engineering and quality control services.  In consideration for entering into the employment agreement and other agreements with the Seller, the Company agreed to issue up to 250,000,000 warrants and pay up to $200,000 as a cash bonus, both contingent upon future sales of the Disintegrator® and certain other products over three years, to the executive and majority owner of the Seller.  (As discussed below, on March 9, 2011, the measurement date was extended by one year.)  Management determined that the contingent warrants and contingent bonus payable qualified for treatment as contingent compensation for accounting purposes.  The Company determined that the aggregate fair value of the contingent warrants and contingent bonus was $823,991 at the acquisition date.  The fair value of the contingent compensation was obtained by determining the likelihood that the contingency would be realized within the applicable time period and applying the Black-Scholes pricing model to the warrants and a discount to present value for the bonus.  Subsequent changes to the Company’s estimate of the total amount of compensation due will be recorded in the Company’s consolidated financial statements.

The Company agreed to issue Safeguard 50,000,000 warrants to purchase an equivalent number of shares of common stock immediately upon the collection of $2.0 million in revenue from sales of the Disintegrator Plus® and certain other products.  The exercise price is equal to the closing bid price of the common shares on August 11, 2009, or $.002 per share.  Further, the Company agreed to issue the Seller up to 200,000,000 additional warrants, in 50,000,000 tranches, immediately upon collection of an additional $5.0 million, $10.0 million, $15.0 million and $20.0 million in revenue from sales of the Disintegrator Plus® and certain other products introduced by the executive and majority owner of the Seller with an exercise price equal to the lesser of the closing bid price on the day prior to achieving the revenue target or the exercise price of the immediately preceding tranche.  Further, after three (now four) years, the Company agreed to pay a one-time cash bonus to the executive and majority owner of the Seller of up to $200,000 based on revenue generated from sales of the Disintegrator Plus® and certain other products.  The target levels for achievement of the cash bonus are as follows: $50,000 for $2.0 million of sales, $100,000 for $5.0 million of sales, $150,000 for $10.0 million of sales, and $200,000 for $20.0 million of sales.  The warrant revenue targets for each tranche must be met, and the bonus is payable, within three years (now four years) of September 10, 2009.

The Company has determined that it is probable the Company will reach $7.0 million in sales over the three (now four) year period from September 10, 2009 through September 10, 2012 (now September 10, 2013).  Therefore, the Company currently anticipates the issuance of 100,000,000 warrants, which were determined to have a fair value of $759,925 as of September 10, 2009.  In accordance with ASC No. 718-10, Compensation – Stock Compensation, the Company is recording monthly compensation expense for the fair value of the warrants payable over the initial three year period.  For the years ended December 31, 2010 and 2009, the Company recorded $253,308 and $77,400 as compensation expense with an offset to additional paid in capital, respectively.  From inception through December 31, 2010, total charges to compensation expense for this contingent compensation have amounted to $330,708.  As of December 31, 2010, the Company has not reached the first target level of $2.0 million of additional sales.  The Company will adjust the total amount of warrant compensation as recorded in the consolidated financial statements upon the occurrence of an event which would indicate a change to the estimate of the level of achievable sales.

The Company has determined that it is probable that the Company will reach $7.0 million in sales over three (now four) year period from September 10, 2009 through September 10, 2012 (now September 10, 2013).  Therefore, the Seller is expected to be entitled to a $100,000 cash bonus, which was deemed to have a fair value of $64,066 on September 10, 2009.  The Company is accruing monthly compensation expense for the anticipated full amount of the bonus payable on a straight-line basis over the initial three year period that the services are to be performed.  During years ended December 31, 2010 and 2009, the Company recognized $33,333 and $10,186, respectively, as compensation expense related to this liability for contingent compensation.  As of December 31, 2010, the total amount recorded as a liability for contingent compensation is $43,519.  As of December 31, 2010, the Company has not reached the first target level of $2.0 million of additional sales.  The Company will adjust the total amount of bonus compensation payable as recorded in the consolidated financial statements upon the occurrence of an event which would indicate a change to the estimate of the level of achievable sales.

On March 9, 2011, the Company’s Board of Directors agreed to extend the deadlines for meeting the measurement dates for determining the triggers for the $1.2 million contingent note and the warrants and cash bonus payable to an executive for one year.  The first installment on the $1.2 million contingent note of $600,000 is now payable upon the Company reaching $6,000,000 in combined new capital and revenue from sales of the Disintegrator Plus® and certain other products introduced by the Seller on or before September 10, 2012.  The measurement date for issuance of up to 250,000,000 warrants and payment of up to $200,000 as a cash bonus to the executive and majority owner of the Seller, both contingent upon future sales of the Disintegrator® and certain other products, has now been extended to four years, or September 10, 2013.  These extensions are currently not expected to affect the total amount of the Company’s accrual for such note and compensation obligations.